Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total revenues	$ 1,974	$ 1,697
Total cost of revenues	1,348	1,370
Gross profit	626	327
Expenses:
Research and development costs	1,311	1,235
Sales and marketing costs	428	311
General and administration expenses	6,415	2,503
Operating loss	(7,528)	(3,722)
Gain on revaluation of warrant liability (note 3)	400	3,354
Financial income	449	23
Financial expenses	(74)	(51)
Loss before taxes on income	(6,753)	(396)
Income tax expense
Net loss for the period	(6,753)	(396)
Less: Net loss attributable to non-controlling interests	(332)	(563)
Net profit (loss) attributable to controlling shareholders	(6,421)	167
Net loss for the period	(6,753)	(396)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	810	(692)
Other comprehensive loss	810	(692)
Total comprehensive loss for the period	$ (5,943)	$ (1,088)
Basic loss per share	$ (0.19)	$ 0.01	[1]
Diluted loss per share	$ (0.19)	$ 0.01	[1]
Weighted average number of shares outstanding	33,029,519	16,341,113
Products [member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 1,354	$ 1,183
Total cost of revenues	899	871
Services [member]
IfrsStatementLineItems [Line Items]
Total revenues	620	514
Total cost of revenues	$ 449	$ 499

[1]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.